DEBT AND OTHER OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
DEBT AND OTHER OBLIGATIONS
Schedule of debt and subordinated debt securities

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Debt (year of issue):
Revolving Line Of Credit	$170,000	$142,000
7.45% Medium-Term Notes (1996), due 2011	—	9,852
4.30% Senior Notes (2003), due 2013	250,000	250,000
4.875% Senior Notes (2004), due 2014	150,000	150,000
6.40% Senior Notes (2007), due 2018	150,000	150,000
7.375% Senior Notes (2009), due 2019	400,000	400,000
8.00% Senior Notes (2009), due 2024, callable 2014	100,000	100,000
8.45% Senior Notes (2009), due 2039	300,000	300,000

Total Debt	$1,520,000	$1,501,852

Subordinated debt securities (year of issue):
7.50% Subordinated Debentures (2001), due 2031, callable 2006	$103,093	$103,093
7.25% Subordinated Debentures (2002), due 2032, callable 2007	118,557	118,557
6.125% Subordinated Debentures (2004), due 2034, callable 2009	103,093	103,093
7.25% Capital Securities (2006), due 2066, callable 2011	200,000	200,000

Total subordinated debt securities	$524,743	$524,743

Summary of estimated debt covenant calculations

	Requirement	Actual Results
Consolidated net worth margin	greater than or equal to 0	greater than $250 million
Debt to total capital ratio*	Less than 40%	Approximately 33%
Total adjusted capital margin	greater than or equal to 0	Approximately $1.6 billion
Interest cash inflow available compared to adjusted consolidated interest expense	greater than 2.0 to 1	greater than 5.0 to 1
*
Excludes $800 million of senior notes issued in 2009

Non-recourse funding obligations outstanding

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate II Captive Insurance Company	$407,800	2052	1.35%

Total	$407,800